FAIR VALUE MEASUREMENTS (Details) - Apollo Strategic Growth Capital - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	$ 817,678,426	$ 817,356,537	$ 816,985,533
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	60,098,285	55,943,533	74,642,310
Level 1 | Recurring
Assets, Fair Value Disclosure [Abstract]
Marketable securities held in Trust Account	817,678,426	817,356,537	816,985,533
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	37,300,990	34,850,560
Level 3 | Recurring
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities			57,753,222
Level 3 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		34,850,560	51,186,760
Level 3 | Recurring | Private Placement Warrants.
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 22,797,295	$ 21,092,973	$ 23,455,550